TAX EXPENSE (Details) - Schedule of Tax Charges - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax expense	£ (81)	£ (1,235)	£ (1,142)
Deferred tax credit (expense)	218	(52)	(235)
Tax credit (expense)	137	(1,287)	(1,377)
UK corporation tax
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(423)	(1,279)	(1,108)
Adjustments in respect of prior years	336	98	(10)
Current tax expense	(87)	(1,181)	(1,118)
Foreign tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Current tax on profit for the year	(18)	(58)	(24)
Adjustments in respect of prior years	24	4	0
Current tax expense	6	(54)	(24)
Deferred tax:
TAX EXPENSE (Details) - Schedule of Tax Charges [Line Items]
Adjustments in respect of prior years	(290)	58	(1)
Current year	£ 508	£ (110)	£ (234)